Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present Canon’s assets and liabilities that are measured at fair value on a recurring basis consistent with the fair value hierarchy at December 31, 2014 and 2013.

	December 31, 2014
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥139,240	¥—	¥139,240
Available-for-sale (noncurrent):
Government bonds	325	—	—	325
Corporate bonds	—	162	474	636
Fund trusts	12	72	—	84
Equity securities	40,653	—	—	40,653
Derivatives	—	265	—	265

Total assets	¥40,990	¥139,739	¥474	¥181,203

Liabilities:
Derivatives	¥—	¥11,167	¥—	¥11,167

Total liabilities	¥—	¥11,167	¥—	¥11,167

	December 31, 2013
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	¥—	¥183,078	¥—	¥183,078
Available-for-sale (noncurrent):
Government bonds	307	—	—	307
Corporate bonds	—	141	340	481
Fund trusts	11	57	—	68
Equity securities	34,536	—	—	34,536
Derivatives	—	254	—	254

Total assets	¥34,854	¥183,530	¥340	¥218,724

Liabilities:
Derivatives	¥—	¥14,945	¥—	¥14,945

Total liabilities	¥—	¥14,945	¥—	¥14,945

Changes in Level 3 Assets Measured on Recurring Basis

The following table presents the changes in Level 3 assets measured on a recurring basis, consisting primarily of corporate bonds, for the years ended December 31, 2014 and 2013.

	Years ended December 31
	2014	2013
	(Millions of yen)
Balance at beginning of year	¥340	¥444
Total gains or losses (realized or unrealized):
Included in earnings	—	1
Included in other comprehensive income (loss)	(18)	36
Purchases, issuances, and settlements	152	(141)

Balance at end of year	¥474	¥340